Legal Proceedings	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings
7.	Legal Proceedings:
The Company is currently not subject to any material legal proceedings. However, the Company may from time to time become a party to various legal proceedings arising in the ordinary course of business.